Expense Example - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Sustainable Leaders Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	142	482	867	1,946	116	383	680	1,525	91	306	549	1,248	72	251	461	1,066	66	227	411	945